SCHEDULE OF SHORT TERM BORROWINGS (Details) (Parenthetical)	1 Months Ended		12 Months Ended
	Jul. 31, 2025 USD ($)	Jul. 31, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jul. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)
Short-Term Debt [Line Items]
Principal amount			$ 697,973				¥ 5,000,000
Repayment of debt			4,366,328	$ 2,595,228	$ 681,588
Short-Term Debt [Member]
Short-Term Debt [Line Items]
Principal amount			$ 614,216				¥ 4,400,000
Subsequent Event [Member]
Short-Term Debt [Line Items]
Repayment of debt	$ 6,980	¥ 50,000
Other borrowings	$ 690,993					¥ 4,950,000